AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 3, 2026

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 403	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 407	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

John J. O’Brien, Esq.
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

David W. Freese
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/X/ On September 10, 2026 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 403 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate September 10, 2026 as the new effective date for Post-Effective Amendment No. 396, which was filed with the Securities and Exchange Commission (the “SEC”) on May 8, 2026 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-26-008817) for the purpose of introducing the Schroders US Autocallable Ladder Income ETF (the “Fund”), a series of The Advisors’ Inner Circle Fund III. The effectiveness of Post-Effective Amendment No. 396 was previously delayed pursuant to Post-Effective Amendment No. 399, which was filed with the SEC on July 21, 2026 (Accession No. 0001398344-26-012423) and Post-Effective Amendment No. 401, which was filed with the SEC on August 6, 2026 (Accession No. 0001398344-26-013726)

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 396.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 396.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 396.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 403 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 3rd day of September, 2026.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	September 3, 2026
John G. Alshefski

*	Trustee	September 3, 2026
Jon C. Hunt

*	Trustee	September 3, 2026
Thomas P. Lemke

*	Trustee	September 3, 2026
Nichelle Maynard-Elliott

*	Trustee	September 3, 2026
Jay Nadel

*	Trustee	September 3, 2026
Randall S. Yanker

*	President	September 3, 2026
Michael Beattie

*	Treasurer, Controller &	September 3, 2026
Andrew Metzger	Chief Financial Officer

* By:	/s/ Matthew M. Maher
Matthew M. Maher
Attorney-in-Fact